NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
Schedule of Debt [Table Text Block]
As of December 31, 2017 and 2016, the Company has short term notes payable of $-0- and $23,800, respectively as shown in the table below.

Notes and loans payable	2017	2016
Short Term
Maryland TEDCO	$-	$23,800
Total	$-	$23,800